Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	EGShares Beyond BRICs Emerging Asia Infrastructure ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund seeks investment results that generally correspond (before fees and expenses) to the price and yield performance of the INDXX Beyond BRICs Emerging Asia Infrastructure Index (the “Beyond BRICs Emerging Asia Infrastructure Underlying Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur customary brokerage charges when buying or selling Fund Shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Beyond BRICs Emerging Asia Infrastructure Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world. The Beyond BRICs Emerging Asia Infrastructure Underlying Index includes emerging market companies whose business includes: construction and engineering, construction materials, independent power producers, metals and mining, and wireless telecommunication services.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Indonesian, Malaysian, Thai and Philippine infrastructure companies included in the Beyond BRICs Emerging Asia Infrastructure Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund invests in Indonesian, Malaysian, Thai and Philippine large, medium and small capitalized (“large cap”, “mid cap” and “small cap,” respectively) infrastructure companies, which are defined by the Beyond BRICs Emerging Asia Infrastructure Underlying Index as companies that are domiciled in Indonesia, Malaysia, Thailand and the Philippines and that have a market capitalization of at least $100 million at the time of purchase. Because the Beyond BRICs Emerging Asia Infrastructure Underlying Index is “Beyond BRICs,” it does not include companies domiciled in Brazil, Russia, India or China.

The Fund intends to replicate the constituent securities of the Beyond BRICs Emerging Asia Infrastructure Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Beyond BRICs Emerging Asia Infrastructure Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Beyond BRICs Emerging Asia Infrastructure Underlying Index is concentrated. The Beyond BRICs Emerging Asia Infrastructure Underlying Index is a free-float market capitalization weighted stock market index comprised of 30 leading emerging market companies, excluding companies from Brazil, Russia, India and China, that INDXX, LLC determines to be representative of Indonesia’s, Malaysia’s, Thailand’s and the Philippines’ infrastructure sectors. A free-float index is one that only uses freely traded shares in calculating the market capitalization weighting.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Beyond BRICs Emerging Asia Infrastructure Underlying Index is concentrated. The Beyond BRICs Emerging Asia Infrastructure Underlying Index is a free-float market capitalization weighted stock market index comprised of 30 leading emerging market companies, excluding companies from Brazil, Russia, India and China, that INDXX, LLC determines to be representative of Indonesia's, Malaysia's, Thailand's and the Philippines' infrastructure sectors.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the Beyond BRICs Emerging Asia Infrastructure Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Beyond BRICs Emerging Asia Infrastructure Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Beyond BRICs Emerging Asia Infrastructure Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the Beyond BRICs Emerging Asia Infrastructure Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Infrastructure Concentration Because the Beyond BRICs Emerging Asia Infrastructure Underlying Index is concentrated in the infrastructure sectors of Indonesia, Malaysia, Thailand and the Philippines, the Fund may be adversely affected by increased price volatility of securities in those sectors, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those sectors.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Indonesia, Malaysia, Thailand and the Philippines Because the Fund only invests in Indonesian, Malaysian, Thai and Philippine securities, its NAV will be much more sensitive to changes in economic, political and other factors within Indonesia, Malaysia, Thailand and the Philippines than would a fund that invested in a greater variety of countries. Many of the Asia Pacific region economies can be exposed to high inflation rates, undeveloped financial services sectors, and heavy reliance on international trade. The region’s economies are also dependent on the economies of Asia, Europe and the United States and, in particular, on the price and demand for agricultural products and natural resources. Currency devaluations or restrictions, political and social instability, and deteriorating economic conditions may result in significant downturns and increased volatility in the economies of countries of the Asia Pacific region, as it has in the past.

Small Cap and Mid Cap Companies Small cap and mid cap companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Beyond BRICs Emerging Asia Infrastructure Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund's Share price.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.
EGShares Beyond BRICs Emerging Asia Infrastructure ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 271

[1]	The Fund does not anticipate that it will incur any 12b-1 fees during the current fiscal year.
[2]	Emerging Global Advisors, LLC pays all of the expenses of the Fund, except for the Fund's advisory fee, payments under the Fund's 12b-1 plan (if any), brokerage expenses, taxes, interest, and litigation expenses, and other extraordinary or merger expenses.